RELATED PARTY TRANSACTIONS (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Due to Related Parties	$ 1,713	$ 3,988
China Techenergy [Member]
Related Party Transaction [Line Items]
Due to Related Parties	837	2,267
Shenhua Information [Member]
Related Party Transaction [Line Items]
Due to Related Parties	818	1,591
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due to Related Parties	9	82
Electric Motor [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 49	$ 48